Acquisitions (Detail) $ in Thousands, shares in Millions					6 Months Ended	12 Months Ended
	Sep. 18, 2018 USD ($)	Jul. 06, 2018 USD ($)	Oct. 05, 2017 USD ($) a shares	Aug. 01, 2016 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 01, 2018 USD ($)
Business Acquisition
Operating Lease Rent Payments percentage						90.00%
Basis spread on variable rate	2.00%
Indebtedness assumed in acquisition				$ 545,000
Cash consideration						$ 0	$ 462,500	$ 0
Rent payments due under Master Lease			$ 756,700		$ 770,300	770,300
Deferred tax liability					33,634	33,634	28,544
Total revenues						132,949
Total expenses						(97,330)
Income for discontinued operations before income taxes						35,619
Provision for income tax						(5,056)
Income from discontinued operations, net of tax						30,563	$ 0	$ 0
Less: Net income attributable to noncontrolling interests - discontinued operations						(22,417)
Net income from discontinued operations						8,146
Master Lease - Base Rent
Business Acquisition
Rent payments due under Master Lease				585,000					$ 695,800
MGM National Harbor | Master Lease - Rent Increase
Business Acquisition
Rental revenues under Master Lease			95,000
Rent payments due under Master Lease			682,200
MGM National Harbor | Master Lease - Base Rent Increase
Business Acquisition
Rental revenues under Master Lease			85,500
MGM National Harbor | Master Lease - Percentage Rent Increase
Business Acquisition
Rental revenues under Master Lease			9,500
MGM National Harbor | Master Lease - Percentage Rent
Business Acquisition
Rent payments due under Master Lease			74,500
Borgata | Master Lease - Rent Increase
Business Acquisition
Rental revenues under Master Lease				100,000
Borgata | Master Lease - Base Rent Increase
Business Acquisition
Rental revenues under Master Lease				90,000
Borgata | Master Lease - Percentage Rent Increase
Business Acquisition
Rental revenues under Master Lease				10,000
Borgata | Master Lease - Percentage Rent
Business Acquisition
Rent payments due under Master Lease				$ 65,000
Northfield Park Associates, LLC
Business Acquisition
Earnings or Loss of Acquiree					33,000
Consideration transferred		$ 1,100,000
Property and equipment used in operations					792,807	792,807
Cash and cash equivalents					35,831	35,831
Racing and gaming licenses					228,000	228,000
Customer list					25,000	25,000
Goodwill					17,915	17,915
Other assets					9,598	9,598
Other liabilities					(38,786)	(38,786)
Assets Acquired Net					1,070,365	1,070,365
Revenue of Acquiree					132,900
Operating Income Of Acquiree					33,000
MGM National Harbor Transaction
Business Acquisition
Consideration transferred			1,180,000
Indebtedness assumed in acquisition			425,000
Cash consideration			$ 462,500
Operating Partnership units issued (in units) | shares			9.8
Area of land leased | a			23
Borgata Transaction
Business Acquisition
Operating Partnership units issued (in units) | shares				27.4
Northfield OpCo | Discontinued Operations, Held-for-sale [Member]
Business Acquisition
Property and equipment, used in operations, net					20,391	20,391
Cash and cash equivalents					55,822	55,822
Tenant and other receivables, net					7,322	7,322
Prepaid expenses and other assets					3,024	3,024
Goodwill					17,915	17,915
Other intangible assets, net					251,214	251,214
Assets held for sale					355,688	355,688
Due to MGM Resorts International and affiliates					80	80
Accounts payable, accrued expenses and other liabilities					28,806	28,806
Deferred revenue					51	51
Liabilities related to assets held for sale					$ 28,937	$ 28,937
Northfield Real Estate Leased Assets
Business Acquisition
Increase In Annual Rent Paid	$ 60,000
Senior Credit Facility Term Loan A | Secured Debt
Business Acquisition
Proceeds from Issuance of Debt		200,000
Senior secured revolving credit facility | Revolving Credit Facility
Business Acquisition
Proceeds from Issuance of Debt		$ 655,000